Putnam VT Global Health Care Fund
Goal
Putnam VT Global Health Care Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam VT Global Health Care Fund	Class IA	Class IB
Management fees	0.63%	0.63%
Distribution and service (12b-1) fees	none	0.25%
Other expenses	0.14%	0.14%
Total annual fund operating expenses	0.77%	1.02%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam VT Global Health Care Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class IA	79	246	428	954
Class IB	104	325	563	1,248

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 24%.
Investments
For this non-diversified fund concentrating in the health care industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the health care industries. This policy may be changed only after 60 days’ notice to shareholders. Potential investments include companies that manufacture health care supplies or provide health care-related services, and companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The health care industries may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year to date performance through 3/31/17 8.83% Best calendar quarter Q1 13 13.10% Worst calendar quarter Q3 11 -17.93%
Average annual total returns (for periods ending 12/31/16)
Average Annual Total Returns - Putnam VT Global Health Care Fund	1 Year	5 Years	10 Years
Class IA	(11.14%)	16.41%	8.58%
Class IB	(11.35%)	16.13%	8.31%
MSCI World Health Care Index (ND) (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)	(6.81%)	13.44%	7.41%